Description of Business (Details)	2 Months Ended	5 Months Ended	6 Months Ended		8 Months Ended	10 Months Ended
	Mar. 13, 2018 USD ($) $ / shares shares	Jun. 08, 2017 USD ($) $ / shares shares	Jun. 30, 2018 shares	Jun. 30, 2017 USD ($)	Aug. 29, 2017 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) $ / shares shares	Dec. 31, 2017 shares
Entity Information [Line Items]
Formation date			Aug. 07, 2007
General partner, Name			Navios GP L.L.C.
Date of initial public offering			Nov. 16, 2007
General partner units outstanding			3,420,203				3,016,284
Common units outstanding			167,589,764				147,797,720
Trading Symbol			NMM
Noncontrolling Interest, Increase from Subsidiary Equity Issuance | $				$ 17,323,000
Number of units received			167,589,764				147,797,720
Navios Holdings
Entity Information [Line Items]
Ownership percentage of Navios Holdings			20.20%
Navios Holdings' general partner interest in Navios Partners			2.00%
Common units outstanding			31,053,233
Navios Containers
Entity Information [Line Items]
Entity Incorporation, Country Name			the Republic of the Marshall Islands
Entity Incorporation, Date of Incorporation			Apr. 28, 2017
Navios Containers
Entity Information [Line Items]
Common units outstanding			12,447,277
Sale of Stock, Percentage of Ownership after Transaction			36.00%
Navios Containers | Navios Holdings
Entity Information [Line Items]
Common units outstanding			1,090,909
Sale of Stock, Percentage of Ownership after Transaction			3.20%
Private Placement | Navios Containers
Entity Information [Line Items]
Sale Of Stock Number Of Shares Issued In Transaction	5,454,546	10,057,645			10,000,000	9,090,909
Proceeds from Issuance of Private Placement | $	$ 30,000,000	$ 50,288,000			$ 50,000,000	$ 50,000,000
Sale of Stock, Price Per Share | $ / shares	$ 5.5	$ 5			$ 5	$ 5.5
Private Placement | Navios Holdings | Navios Containers
Entity Information [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance | $		$ 5,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		9.90%
Private Placement | Navios Containers
Entity Information [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent | $	$ 14,460,000	$ 30,000,000			$ 10,000,000	$ 10,000,000
Sale of Stock, Percentage of Ownership after Transaction		59.70%
Number of units received	2,629,095	6,000,000			2,000,000	1,818,182
Private Placement | Navios Containers | Navios Holdings
Entity Information [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent | $	$ 500,000
Number of units received	90,909	1,000,000
Warrants | Navios Containers | Expected Term
Entity Information [Line Items]
Sale of Stock, Percentage of Ownership after Transaction		6.80%			6.80%	6.80%
Warrants, Expected term	5 years	5 years			5 years	5 years
Number of warrants received	370,909
Warrants | Navios Holdings | Navios Containers | Expected Term
Entity Information [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		1.70%
Warrants, Expected term	5 years	5 years
Number of warrants received	9,273
NOTC | Navios Containers
Entity Information [Line Items]
Trading Symbol			NMCI
Navios Containers Vessels | Navios Containers
Entity Information [Line Items]
Number Of Vessels Acquired		5
Containership Capacity		4,250
Payments to acquire vessels and the chartered out contracts | $		$ 64,000,000
Charter Hire Daily Rate | $		$ 26,850
Number Of Vessels To Be Acquired		9
Number of vessels		14